Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2021	Apr. 30, 2019	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 25, 2018
Disclosure Of Business Combinations [Line Items]
Revenue				$ 88,587	$ 115,023	$ 67,479	$ 32,833	$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 303,922	$ 163,440	$ 511,529
Profit (loss) for the year												(45,567)	(56,042)	(447,517)
Acquisition related costs				19,013	$ 32,972	$ 18,318	$ 11,272	$ 18,120	$ 15,020	$ 10,308	$ 7,627	81,575	$ 51,075	185,401
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired															100.00%
Cash consideration															$ 11,942
Compensation cost														3,451
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		51.00%	16.33%		16.33%
Cash consideration			$ 5,613		$ 5,613
Total purchase price		$ 14,699
Revenue from acquiree														3,715
Profit or loss from acquiree														539
Revenue														511,830
Profit (loss) for the year														447,472
Total purchase price of acquisition net		14,630
Cash acquired		$ 69
Percentage of share requested to acquire		49.00%
Estimation additional cash consideration		$ 14,550
Number of tranches		three equal tranches
Earn-out period		3 years
Earn-out year end		2022
Extended earn-out period		1 year
Amended earn-out year end		2023
Shareholding percentage	51.00%		67.33%
Non-controlling interest in acquiree				$ (1,149)								$ (1,149)
Increase in accumulated deficit			$ 1,246
Foreign exchange transaction reserve			$ 97		$ 97
Acquisition related costs														$ 71
Fair value of current assets acquired including trade receivables		$ 3,199